LEUTHOLD GLOBAL CLEAN TECHNOLOGY FUND (Prospectus Summary) | LEUTHOLD GLOBAL CLEAN TECHNOLOGY FUND
LEUTHOLD GLOBAL CLEAN TECHNOLOGYFUND
Investment Objective
Leuthold Global Clean Technology Fund seeks capital appreciation and long-term growth.
Fund Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees LEUTHOLD GLOBAL CLEAN TECHNOLOGY FUND	Retail Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	none	none
Redemption Fee (as a percentage of amount redeemed within 30 calendar days of purchase)	2.00%	2.00%
Exchange Fee (as a percentage of amount exchanged within 30 calendar days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LEUTHOLD GLOBAL CLEAN TECHNOLOGY FUND		Retail Class	Institutional Class
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.60%	0.60%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		1.86%	1.61%
[1]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year. Acquired Fund Fees and Expenses are not directly borne by the Fund, and they are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example LEUTHOLD GLOBAL CLEAN TECHNOLOGY FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Retail Class	189	585	1,006	2,180
Institutional Class	164	508	876	1,911

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was
113.07 % of the average value of its portfolio.
Principal Investment Strategies of the Fund
Leuthold Global Clean Technology Fund allocates its investments primarily in common stocks around the world that will benefit from the expected growth in spending and investment in energy efficient and "clean" technologies, innovations, and solutions. The Fund will generally invest in four clean technology groups including: "Alternative Energy," "Resource Conservation," "Clean Water," and
"Clean Environment." Securities are selected based on their expectations for long term capital appreciation. The Fund may invest in companies of all sizes and industries as well as in "growth" stocks and "value" stocks. The Fund's holdings may be focused at times among a small number of securities that we feel represent "best-in-class" companies from among the investable universe of stocks.

The Fund selects equity securities on a company-by-company basis primarily through the use of fundamental analysis. The Fund attempts to identify companies for possible investment by analyzing their valuations and growth prospects based on an understanding of their:

  o leadership potential;

  o proprietary and technological advantages over competitors;

  o financial condition;

  o sales and earnings growth potential within their specific markets; and

  o economic, political, and regulatory environment.

The following characteristics will also be considered in analyzing the attractiveness of such companies: macro economic trends, developing technologies, and regulatory and/or legal issues or trends that may create opportunities or affect the growth of respective industries. The strategy described above is referred to collectively as the "Global Clean Technology
Strategy."

The Fund considers a group to be a collection of stocks whose investment performance tends to be similarly influenced by a variety of factors. The Fund primarily monitors the four following groups:

  o Alternative Energy Sector;

  o Resource Conservation Sector;

  o Clean Water Sector; and

  o Clean Environment Sector.

To enhance the Global Clean Technology Strategy, the universe of stocks the Fund employs for security selection will be organized among approximately 25 different "sub-industries" which will generally fall into one of the four clean technology groups discussed above. This approach (referred to as the "Global
Clean Technology Industry Framework") will help to identify specific clean technology industries that are showing signs of unusual strength or weakness and at times, may be used as a basis for establishing overweight or underweight industry weightings in the Fund's portfolio. The Fund continuously monitors and updates its investment discipline and may adjust its portfolio as necessary to keep the Fund invested in stocks in those securities and clean technology groups the Fund believes are the most attractive. Such adjustments should not result in high portfolio turnover. The Fund does not expect its portfolio turnover to exceed 100%.

Normally, the Fund will invest at least 40% of its assets in securities from international markets, unless market conditions are not deemed favorable by the
Fund, in which case the Fund may invest less than 40% of its assets in securities from international markets (but in any event not less than 30%).
International markets are recognized stock exchanges or over-the-counter markets outside of the United States on which securities of international companies trade (namely, companies organized under the laws of a country outside of the
United States or having a principal office in a country outside of the United
States). The Fund may invest in emerging market countries.

The Fund's investments in common stocks and other equity securities may consist of the following from around the world:

  o Large, mid, or small capitalization common stocks;

  o Growth stocks, value stocks, or cyclical stocks;

  o Aggressive stocks or defensive stocks;

  o Stocks in any industry or sector;

  o Equity mutual funds and exchange-traded funds; and

  o Options.

The Fund anticipates that it will typically hold the securities in which it invests for a year or longer. However, a specific security may be sold earlier than a year if, for instance, a security appreciates to the point of excessive valuation, or a company fails to meet expectations for growth or faces developing technologies or regulatory and/or legal issues or trends that will likely have a significant adverse effect on the company's growth. Additionally, under the Global Clean Technology Industry Framework, a security may be sold if it lags its specific industry group by a pre-determined amount and length of time.
Principal Risks of Investing in the Fund
Investors in the Fund may lose money. The principal risks of investing in the
Fund, including the risks to which the Fund's portfolio as a whole is subject and the circumstances reasonably likely to affect adversely the Fund's performance, are summarized below.

     o    Market Risk: The prices of the securities, particularly the common stocks, in which the Fund invests may decline for a number of reasons.
          The price declines of common stocks, in particular, may be steep, sudden, and/or prolonged.

     o    Foreign Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by mutual funds and exchange-traded funds in which the Fund invests may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S.
          dollar relative to these other currencies will adversely affect the foreign securities of the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S.
          companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S.
          companies. Foreign governments and foreign economies can be less stable than the U.S. Government and the U.S. economy.

     o    Smaller and Medium Capitalization Companies Risk: The securities of smaller capitalization companies are generally riskier than larger capitalization companies since they don't have the financial resources or the well established businesses of the larger companies. Generally, the share prices of stocks of smaller capitalization companies are more volatile than those of larger capitalization companies. The returns of stocks of smaller capitalization companies may vary, sometimes significantly, from the returns of the overall market. Smaller capitalization companies tend to perform poorly during times of economic stress. Finally, relative to large company stocks, the stocks of smaller capitalization companies may be thinly traded, and purchases and sales may result in higher transaction costs. The securities of medium capitalization companies generally trade in lower volumes than those of large capitalization companies and tend to be more volatile because mid-cap companies tend to be more susceptible to adverse business or economic events than larger more established companies.

     o    Manager Risk: The Fund is actively managed and its performance therefore will reflect in part the ability of the Fund's portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. The Fund could underperform other mutual funds with similar investment objectives.

     o    Sector and Industry Risk: The Fund's overall risk level will depend in part on the market sectors and industries in which the Fund is invested.
          The Fund may overweight or underweight certain companies, sectors, or industries, which may cause the Fund's performance to be more or less sensitive to developments affecting those companies, sectors, or industries.

     o    Emerging Market Securities Risk: The Fund may invest in foreign securities issued by companies located in developing or emerging countries. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity;
          significant price volatility; restrictions on foreign investment; and
          possible repatriation of investment income and capital. Also, inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Additional risks of emerging markets securities may include: greater social, economic, and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation;
          unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it ifficult to engage in such transactions.
          Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of , or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

As a result, the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that may decrease in value should not invest in the Fund.
Performance Information
The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare to a broad measure of market performance. Please remember that the Fund's past performance
(before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Total Return of the Retail Shares (per calendar year)

Note: During the two year period shown on the bar chart, the Fund's highest total return for a quarter was 16.45% (quarter ended March 31, 2011) and the lowest return for a quarter was -29.40% (quarter ended September 30, 2011).
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns LEUTHOLD GLOBAL CLEAN TECHNOLOGY FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Retail Class	Return Before Taxes	(25.09%)	(7.62%)	Jul. 22, 2009
Retail Class After Taxes on Distributions	Return After Taxes on Distributions	(25.09%)	(7.62%)	Jul. 22, 2009
Retail Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Shares	(16.31%)	(6.42%)	Jul. 22, 2009
Institutional Class	Return Before Taxes	(24.91%)	(7.39%)	Jul. 22, 2009
S&P 500 Index	S&P 500 Index	2.11%	14.30%	Jul. 22, 2009
Ardour Composite Global Altermative Energy Index	Ardour Composite Global Alternative Energy Index	(43.64%)	(24.44%)	Jul. 22, 2009

The inception date for Retail Shares and Institutional Shares is July 22, 2009.

The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund's return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.